SEGMENT INFORMATION - Results of Continuing Operations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Information
Number of business segments (in segments) | segment	5
Revenue (excluding other revenue not allocated to segments)	$ 79,630	$ 81,535	$ 92,418
Revenue	79,919	81,741	92,793
Pre-tax income from continuing operations	12,330	15,945	19,986
Cognitive Solutions
Segment Information
Revenue (excluding other revenue not allocated to segments)	18,187	17,841	19,689
Global Business Services
Segment Information
Revenue (excluding other revenue not allocated to segments)	16,700	17,166	19,512
Technology Services & Cloud Platforms
Segment Information
Revenue (excluding other revenue not allocated to segments)	35,337	35,142	38,889
Systems
Segment Information
Revenue (excluding other revenue not allocated to segments)	7,714	9,547	12,294
Global Financing
Segment Information
Revenue (excluding other revenue not allocated to segments)	1,692	1,840	2,034
Business Segments
Segment Information
Revenue	85,936	88,361	99,512
Pre-tax income from continuing operations	$ 15,380	$ 19,602	$ 22,219
Revenue year-to-year change (as a percent)	(2.70%)	(11.20%)	(5.10%)
Pre-tax income year-to-year change (as a percent)	(21.50%)	(11.80%)	(6.20%)
Pre-tax income margin (as a percent)	17.90%	22.20%	22.30%
Business Segments | Cognitive Solutions
Segment Information
Revenue	$ 20,817	$ 20,055	$ 21,906
Pre-tax income from continuing operations	$ 6,352	$ 7,245	$ 8,215
Revenue year-to-year change (as a percent)	3.80%	(8.40%)	(0.10%)
Pre-tax income year-to-year change (as a percent)	(12.30%)	(11.80%)	(5.20%)
Pre-tax income margin (as a percent)	30.50%	36.10%	37.50%
Business Segments | Global Business Services
Segment Information
Revenue	$ 17,109	$ 17,664	$ 20,055
Pre-tax income from continuing operations	$ 1,732	$ 2,602	$ 3,347
Revenue year-to-year change (as a percent)	(3.10%)	(11.90%)	(8.50%)
Pre-tax income year-to-year change (as a percent)	(33.40%)	(22.30%)	(2.90%)
Pre-tax income margin (as a percent)	10.10%	14.70%	16.70%
Business Segments | Technology Services & Cloud Platforms
Segment Information
Revenue	$ 36,052	$ 35,840	$ 39,729
Pre-tax income from continuing operations	$ 4,707	$ 5,669	$ 7,084
Revenue year-to-year change (as a percent)	0.60%	(9.80%)	(0.90%)
Pre-tax income year-to-year change (as a percent)	(17.00%)	(20.00%)	(7.30%)
Pre-tax income margin (as a percent)	13.10%	15.80%	17.80%
Business Segments | Systems
Segment Information
Revenue	$ 8,464	$ 10,325	$ 13,300
Pre-tax income from continuing operations	$ 933	$ 1,722	$ 1,384
Revenue year-to-year change (as a percent)	(18.00%)	(22.40%)	(19.80%)
Pre-tax income year-to-year change (as a percent)	(45.80%)	24.40%	(21.50%)
Pre-tax income margin (as a percent)	11.00%	16.70%	10.40%
Business Segments | Global Financing
Segment Information
Revenue	$ 3,494	$ 4,477	$ 4,522
Pre-tax income from continuing operations	$ 1,656	$ 2,364	$ 2,189
Revenue year-to-year change (as a percent)	(22.00%)	(1.00%)	5.10%
Pre-tax income year-to-year change (as a percent)	(29.90%)	8.00%	0.80%
Pre-tax income margin (as a percent)	47.40%	52.80%	48.40%
Internal transactions
Segment Information
Revenue	$ (6,307)	$ (6,826)	$ (7,093)
Pre-tax income from continuing operations	(1,160)	(1,675)	(1,746)
Internal transactions | Cognitive Solutions
Segment Information
Revenue	(2,630)	(2,215)	(2,216)
Internal transactions | Global Business Services
Segment Information
Revenue	(409)	(499)	(543)
Internal transactions | Technology Services & Cloud Platforms
Segment Information
Revenue	(715)	(698)	(840)
Internal transactions | Systems
Segment Information
Revenue	(750)	(778)	(1,006)
Internal transactions | Global Financing
Segment Information
Revenue	$ (1,802)	$ (2,637)	$ (2,488)